Power project development and construction costs (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	$ 275,102,027	$ 12,265,529
Additions (deductions)	14,615,396	293,830,840
Transfers to intangible assets	(659,152)
Transfers to inventory	(1,237,691)
Transfers to property and equipment	(267,106,194)	(30,994,342)
Ending balance	20,714,386	275,102,027
Kingman 10.5MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance		1,021,076
Additions (deductions)		29,973,266
Transfers to property and equipment		(30,994,342)
Ending balance
Windstar 120MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	258,906,794	10,339,885
Additions (deductions)	10,096,243	248,566,909
Transfers to intangible assets	(659,152)
Transfers to inventory	(1,237,691)
Transfers to property and equipment	(267,106,194)
Ending balance		258,906,794
Mesa Wind 50MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	554,816	470,310
Additions (deductions)	(50,000)	84,506
Transfers to intangible assets
Transfers to inventory
Transfers to property and equipment
Ending balance	504,816	554,816
Yabucoa 30MW
Schedule Of Power Project Development and Construction Costs [Line Items]
Beginning balance	15,640,417	434,258
Additions (deductions)	4,569,153	15,206,159
Transfers to intangible assets
Transfers to inventory
Transfers to property and equipment
Ending balance	$ 20,209,570	$ 15,640,417